Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Payment [Abstract]
Schedule of financial statements for services received from employees and officers	The expense recognized in the financial statements for services received from employees and officers is shown in the following table:
	Year ended December 31,
	2022	2021	2020
	USD in thousands

Equity-settled share-based payment plans	10,516	5,897	-

Schedule of fair value measurement of the share options	The inputs used for the fair value measurement of the share options for the above grant based on the Black and Scholes model are as follows:
Expected volatility of the share prices (%)	60%
Risk-free interest rate (%)	0.19%
Expected life of share options (years)	1.5
Share price (based on quoted prices) (NIS)	6.09	(USD 1.66)
Expected volatility of the share prices (%)	58.11%
Risk-free interest rate (%)	0.43%
Expected life of share options (years)	6
Share price (NIS)	6.11	(USD 1.67)
Expected volatility of the share prices (%)	60%
Risk-free interest rate (%)	0.19%-0.29%
Expected life of share options (years)	2-4
Share price (NIS)	6.11	(USD 1.67)

Schedule of number of share options and the weighted average exercise prices	The following table presents the changes in the number of share options and the weighted average exercise prices of share options:
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	11,391,016	0.69	3,094,390	0.12
Share options granted during the year	131,777	1.86	8,395,459	1.84
Share options exercised during the year	1,611,867	0.47	-	-
Share options forfeited during the year	1,446,852	1.23	16,472	0.36
Share options expired during the year	187,317	0.07	82,361	0.004

Share options outstanding at end of year	8,276,757	1.59	11,391,016	1.33

Share options exercisable at end of year	7,810,728	1.65	4,276,682	1.19

Schedule of status of RSUs	A summary of the status of RSUs under the Plan as of December 31, 2022 and changes during the relevant period ended on that date is presented below:
Number of RSU

Outstanding at beginning of year	-
Granted	6,193,757
Vested	(1,562,829)
Forfeited and cancelled	(59,559)

Outstanding at end of year	4,571,369

Schedule of total equity-based compensation expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2022, 2021 and 2020, was comprised as follows:
	Year ended December 31,
	2022	2021	2020

Cost of revenues	206	-	-
Research and development expenses	603	3,122	-
Sales and marketing expenses	1,504	2,775	-
General and administrative expenses (see also Note 18f)	8,203	-	-

Total share-based compensation expense	10,516	5,897	-